Condensed Statements of Cash flows (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income attributable to Noah shareholders		$ 117,997	¥ 811,297	¥ 762,923	¥ 643,829
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation		16,401	112,763	93,635	79,171
Gain from equity in subsidiaries and VIEs		(2,104)	(14,469)	(92,136)	(22,343)
Changes in operating assets and liabilities:
Amount due from related parties		(8,254)	(56,747)	(173,775)	(94,108)
Other current assets		2,692	18,512	(96,470)	(13,637)
Deferred tax assets		(5,924)	(40,730)	(16,928)	(12,566)
Other current liabilities		29,329	201,644	124,293	(25,235)
Other non-current liabilities		(11,336)	(77,942)	31,882	(1,091)
Net cash provided by operating activities		149,718	1,029,386	628,383	686,247
Cash flows from investing activities:
Investment in subsidiaries and VIEs		(137,661)	(946,491)	(341,951)	(192,387)
Net cash used in investing activities		(57,549)	(395,677)	(833,857)	(883,793)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options		6,675	45,896	19,692	4,539
Share repurchase				(31,288)	(12,602)
Net cash provided by (used in) financing activities		15,973	109,825	(791,789)	994,635
Effect of exchange rate changes		8,190	56,304	(79,494)	52,497
Net increase in cash and cash equivalents		116,332	799,838	(1,076,757)	849,586
Cash and cash equivalents-beginning of year		277,326	1,906,753	2,983,510	2,133,924
Cash and cash equivalents-end of year		393,658	2,706,591	1,906,753	2,983,510
Variable Interest Entity, Primary Beneficiary
Cash flows from operating activities:
Net income attributable to Noah shareholders		44,636	306,912	147,483	22,122
Changes in operating assets and liabilities:
Net cash provided by operating activities	[1]	62,397	429,008	426,663	(316,765)
Cash flows from investing activities:
Net cash used in investing activities		(55,171)	(379,327)	(372,590)	28,995
Cash flows from financing activities:
Net cash provided by (used in) financing activities		2,067	14,210	15,680	14,856
Parent Company
Cash flows from operating activities:
Net income attributable to Noah shareholders		117,997	811,297	762,923	643,829
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation		1,764	12,127	8,819	9,828
Gain from equity in subsidiaries and VIEs		(108,773)	(747,868)	(773,432)	(663,267)
Equity in income of affiliates		(2,378)	(16,351)	(17,779)
Changes in operating assets and liabilities:
Amount due from related parties		(1,430)	(9,835)
Other current assets		2,338	16,076	16,721	(1,722)
Deferred tax assets		(94)	(644)	1,427	940
Other current liabilities		(473)	(3,249)	3,217	(4,857)
Other non-current liabilities		(784)	(5,391)	(2,768)	(1,091)
Net cash provided by operating activities		(35,231)	(242,222)	334,192	22,672
Cash flows from investing activities:
Investment in subsidiaries and VIEs		42,888	294,878
Increase in investment in affiliates		(14,990)	(103,066)	(16,962)	(27,702)
Net cash used in investing activities		27,898	191,812	(16,962)	(27,702)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options		6,675	45,894	19,692	4,539
Share repurchase				(31,288)	(12,602)
Net cash provided by (used in) financing activities		6,675	45,894	(11,596)	(8,063)
Effect of exchange rate changes		13,566	93,266	(57,631)	56,539
Net increase in cash and cash equivalents		12,908	88,750	248,003	43,446
Cash and cash equivalents-beginning of year		89,138	612,867	364,864	321,418
Cash and cash equivalents-end of year		102,046	701,617	612,867	364,864
Parent Company | Variable Interest Entity, Primary Beneficiary
Changes in operating assets and liabilities:
Amount due from related parties		$ (43,398)	¥ (298,384)	¥ 335,064	¥ 39,012

[1]	Cash flows provided by operating activities in 2016, 2017 and 2018 include amounts due to the Group's subsidiaries of RMB125,714, RMB479,138 and RMB606,440 (US$88,203).